Long-term debt and interest and other costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€) Options	Dec. 31, 2019 EUR (€) Options	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Maximum borrowing capacity	€ 700,000,000.0	€ 700,000,000.0
Available credit facility	€ 0	€ 0
Number of options for 1-year extension | Options	2	2
Non-committed guarantee facility	€ 85,000,000.0
Non committed credit facility with subsidiary	130,000,000.0
Line of credit facility, maximum cash advances included in credit facility	75,000,000.0
Finance Lease, Liability	12,800,000	€ 9,500,000
Interest expense	43,300,000	€ 36,600,000	€ 41,800,000
Berliner Glas
Debt Instrument [Line Items]
Maximum borrowing capacity	25,700,000
Secured long-term debt, noncurrent	€ 25,000,000.0
Interest rate on principal amount	0.50%
Finance Lease, Liability	€ 4,800,000
Berliner Glas | Minimum
Debt Instrument [Line Items]
Interest rate during period	0.80%
Berliner Glas | Maximum
Debt Instrument [Line Items]
Interest rate during period	1.20%